Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3–INCOME TAXES

As of December 31, 2014 and 2013, the Company had net (loss) income of ($95,084) and $112,992, respectively. The taxable (loss) income for the years ended December 31, 2014 and 2013 were ($95,084) and $174,024, respectively.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes primarily related to net operating loss carryforwards.

Significant components of the Company’s deferred tax assets are as follows:

As of December 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$95,084

Gross deferred tax asset	95,084
Valuation allowance	(95,084)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.